Equity	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Equity
(19) Equity
(a) Management of Capital
Honda makes investments in capital and research and development to improve corporate value through growth on a global basis. In order to meet these funding needs, Honda makes capital management through consideration of the balance between financing liabilities and equity.
Financing liabilities and equity of Honda as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Financing liabilities	¥10,163,557	¥11,451,267
Equity	13,005,872	12,627,822

(b) Common Stock
The Company’s total number of shares authorized and issued for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Shares
	2023	2024	2025
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	5,280,000,000
Changes during the year *	—	3,468,571,570	—
Balance at end of year	1,811,428,430	5,280,000,000	5,280,000,000

Explanatory notes:

*1	As of the effective date of October 1, 2023, the Company implemented a three-for-one stock split of its common stock to shareholders as of the record date of September 30, 2023.
*2	As of February 29, 2024, the Company cancelled 154,285,290 shares of its treasury stock based on the resolution of the Board of Directors Meeting on February 8, 2024.
All of the issued shares as of March 31, 2023, 2024 and 2025 have been paid in full.
(c) Capital Surplus and Retained Earnings
Capital surplus consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders. Certain foreign consolidated subsidiaries are also required to appropriate their earnings under the laws of respective countries.
(d) Treasury Stock
The total number of the Company’s treasury stock held by Honda as of March 31, 2023, 2024 and 2025 is as follows:

	Shares
	2023	2024	2025
Common shares	147,087,841	451,092,624	933,490,429
Under the Companies Act of Japan, the number of shares and total value of treasury stock acquisition may be determined, upon approval of the General Meeting of Shareholders, within the amount available for distribution. Furthermore, treasury stock may be acquired through market transactions or tender offers in accordance with the articles of incorporation within the conditions set forth in the Companies Act, upon approval of the Board of Directors.

(e) Other Components of Equity
The changes in other components of equity for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2022	¥—	¥145,720	¥844,718	¥990,438

Adjustment during the year	¥3,304	¥(19,030)	¥445,739	¥430,013
Reclassification to retained earnings	(3,304)	250	—	(3,054)

Balance as of March 31, 2023	¥—	¥126,940	¥1,290,457	¥1,417,397

Adjustment during the year	¥(18,194)	¥(17,924)	¥913,456	¥877,338
Reclassification to retained earnings	18,194	(479)	—	17,715

Balance as of March 31, 2024	¥—	¥108,537	¥2,203,913	¥2,312,450

Adjustment during the year	¥26,874	¥(19,953)	¥(143,608)	¥(136,687)
Reclassification to retained earnings	(26,874)	36,932	—	10,058

Balance as of March 31, 2025	¥—	¥125,516	¥2,060,305	¥2,185,821

(f) Other Comprehensive Income
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2023, 2024 and 2025 are as follows:
For the year ended March 31, 2023

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥7,192	¥(3,842)	¥3,350

Net changes	7,192	(3,842)	3,350

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(26,279)	7,814	(18,465)

Net changes	(26,279)	7,814	(18,465)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	294	(2)	292

Net changes	294	(2)	292

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(444)	98	(346)
Reclassification to profit or loss	(166)	38	(128)

Net changes	(610)	136	(474)

Exchange differences on translating foreign operations:
Amount incurred during the year	427,650	(1,612)	426,038
Reclassification to profit or loss	(4,690)	1,612	(3,078)

Net changes	422,960	—	422,960

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	32,436	(1,905)	30,531
Reclassification to profit or loss	(102)	—	(102)

Net changes	32,334	(1,905)	30,429

Total other comprehensive income	¥435,891	¥2,201	¥438,092

For the year ended March 31, 2024

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(30,696)	¥11,765	¥(18,931)

Net changes	(30,696)	11,765	(18,931)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(27,034)	1,565	(25,469)

Net changes	(27,034)	1,565	(25,469)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	8,976	(676)	8,300

Net changes	8,976	(676)	8,300

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	149	(83)	66
Reclassification to profit or loss	(78)	68	(10)

Net changes	71	(15)	56

Exchange differences on translating foreign operations:
Amount incurred during the year	880,235	(2,727)	877,508
Reclassification to profit or loss	(5,185)	2,727	(2,458)

Net changes	875,050	—	875,050

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	57,139	(2,850)	54,289
Reclassification to profit or loss	64	—	64

Net changes	57,203	(2,850)	54,353

Total other comprehensive income	¥883,570	¥9,789	¥893,359

For the year ended March 31, 2025

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥33,986	¥(7,259)	¥26,727

Net changes	33,986	(7,259)	26,727

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(23,320)	9,843	(13,477)

Net changes	(23,320)	9,843	(13,477)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(7,029)	530	(6,499)

Net changes	(7,029)	530	(6,499)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	582	(128)	454
Reclassification to profit or loss	(50)	11	(39)

Net changes	532	(117)	415

Exchange differences on translating foreign operations:
Amount incurred during the year	(162,200)	(2)	(162,202)
Reclassification to profit or loss	(125)	2	(123)

Net changes	(162,325)	—	(162,325)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	20,910	(1,190)	19,720
Reclassification to profit or loss	(1,319)	—	(1,319)

Net changes	19,591	(1,190)	18,401

Total other comprehensive income	¥(138,565)	¥1,807	¥(136,758)

The components of other comprehensive income included in
non-controlling
interests for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥341	¥186	¥90
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	88	6	155
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	7,650	18,893	(316)

Total	¥8,079	¥19,085	¥(71)

(g) Dividends from Retained Earnings
The Company distributes retained earnings within the available amount calculated in accordance with the Companies Act of Japan. The amount of retained earnings available for distribution is calculated based on the amount of retained earnings recorded in the Company’s non-consolidated
accounting records prepared in accordance with accounting principles generally accepted in Japan.
The amounts recognized as dividends of retained earnings for the years ended March 31, 2023, 2024 and 2025 are as follows:
1) Dividend payout
For the year ended March 31, 2023

Resolution	The Board of Directors Meeting on May 13, 2022
Type of shares	Common shares
Total amount of dividends (millions of yen)	111,256
Dividend per share (yen)	65.00
Record date	March 31, 2022
Effective date	June 6, 2022

Resolution	The Board of Directors Meeting on November 9, 2022
Type of shares	Common shares
Total amount of dividends (millions of yen)	102,219
Dividend per share (yen)	60.00
Record date	September 30, 2022
Effective date	December 5, 2022

For the year ended March 31, 2024

Resolution	The Board of Directors Meeting on May 11, 2023
Type of shares	Common shares
Total amount of dividends (millions of yen)	99,915
Dividend per share (yen)	60.00
Record date	March 31, 2023
Effective date	June 6, 2023

Resolution	The Board of Directors Meeting on November 9, 2023
Type of shares	Common shares
Total amount of dividends (millions of yen)	141,949
Dividend per share (yen)	87.00
Record date	September 30, 2023
Effective date	December 5, 2023

Explanatory note:

*
As of the effective date of October 1, 2023, the Company implemented a three-for-one stock split of its common stock to shareholders as of the record date of September 30, 2023. Dividend per share is an amount prior to the stock split.

For the year ended March 31, 2025

Resolution	The Board of Directors Meeting on May 10 , 2024
Type of shares	Common shares
Total amount of dividends (millions of yen)	188,418
Dividend per share (yen)	39.00
Record date	March 31, 2024
Effective date	June 4, 2024

Resolution	The Board of Directors Meeting on November 6 , 2024
Type of shares	Common shares
Total amount of dividends (millions of yen)	159,386
Dividend per share (yen)	34.00
Record date	September 30, 2024
Effective date	December 4, 2024
2) Dividends payable of which record date was in the year ended March 31, 2025, effective after the period

Resolution	The Board of Directors Meeting on May 13, 2025
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	147,960
Dividend per share (yen)	34.00
Record date	March 31, 2025
Effective date	June 5, 2025